Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Risk Management
Schedule of the gearing ratio

	As of December 31,
	2021	2022
Borrowings, current portion	553,161	294,977
Borrowings, non-current portion	3,105,059	3,004,767
Lease liabilities, current portion	30,905	48,548
Lease liabilities, non-current portion	271,945	287,828
Derivative financial instruments, current liability	25,518	2,834
Derivative financial instruments, non-current liability	28,694	5,498
Derivative financial instruments, current assets	(596)	(25,383)
Derivative financial instruments, non-current assets	(1,913)	(13,225)
Total debt	4,012,773	3,605,844
Total equity	1,568,371	1,721,778
Total debt and equity	5,581,144	5,327,622
Gearing ratio	71.9%	67.7%